Restricted Cash	6 Months Ended
Jun. 30, 2015
Restricted Cash
Restricted Cash

3Restricted Cash

The Company was required to maintain cash of $2.8 million as of June 30, 2015 and as of December 31, 2014 in a retention bank account as a collateral for the upcoming scheduled debt payments of its KEXIM and KEXIM-ABN Amro credit facilities, which were recorded under current assets in the Company’s Balance Sheets.